CITIZENSSELECT FUNDS

CITIZENSSELECT
PRIME MONEY MARKET FUND

SEMIANNUAL REPORT  October 31, 2002

                                                              Citizens Financial
                                                              Group, Inc.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             9   Statement of Assets and Liabilities

                            10   Statement of Operations

                            11   Statement of Changes in Net Assets

                            12   Financial Highlights

                            13   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                 CitizensSelect
                                                        Prime Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for CitizensSelect Prime Money Market Fund, covering the six-month period from May 1, 2002 through October 31, 2002. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Patricia A. Larkin.

Amid turbulence in the stock market, many investors have turned to the relative stability of the money markets. For some investors, money market funds are part of a broader strategy to diversify among various asset classes. Others, however, have recently turned to money market funds in an attempt to time the stock market.

We believe that focusing on asset allocation -- holding the right mix of carefully selected stocks, bonds and cash -- is an important consideration for investors. We suggest you talk regularly with your financial advisor to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2002




DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did CitizensSelect Prime Money Market Fund perform during the period?

During the six-month period ended October 31, 2002, the fund produced annualized yields of 1.62% for Class A shares, 1.44% for Class B shares, 1.24% for Class C shares and 0.93% for Class D shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 1.64% for Class A shares, 1.45% for Class B shares, 1.25% for Class C shares and 0.93% for Class D shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including U.S. government securities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic and foreign banks; repurchase agreements, asset-backed securities and high-grade commercial paper; and other short-term corporate obligations. Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund's performance?

The fund was primarily affected by low interest rates, a weak economy and changing expectations of future interest-rate movements during the reporting period.

When the reporting period began on May 1, 2002, the U.S. economy had begun to recover from the recession and the September 11 terrorist attacks. The Federal Reserve Board (the "Fed") had reacted quickly and decisively to the attacks, reducing the benchmark federal

                                                                      The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

funds rate aggressively in an effort to rekindle economic growth. As a result, the reporting period began with a federal funds rate of 1.75%, its lowest level in 40 years.

As economic recovery began in early 2002, many investors began to expect higher interest rates later in the year. However, the recovery proved to be weaker and more uneven than most investors had hoped. Jobless claims increased in May, indicating that businesses continued to reduce costs through layoffs. For their part, consumers began to spend at a slower rate. As a result, the economic growth rate for the second quarter of 2002 declined to just 1.1%, according to government estimates.

The economy continued to give mixed signals in June and July, and investors began to push back their expectation of the timing of eventual rate hikes. For example, the unemployment rate rose in June, and then fell in July. By the same token, June's economic data suggested that manufacturing was recovering faster than expected, while July's numbers revealed a drop in that index. Meanwhile, the stock market continued its roller coaster ride as corporate scandals, weaker corporate earnings, uncertain consumers and heightened international tensions further reduced expectations for a sustainable economic recovery.

Numbers released in August remained mixed. Historically low interest rates continued to spur mortgage-refinancing activity, putting cash in consumers' pockets. At the same time, productivity for the second quarter of 2002 was higher than expected, suggesting that businesses could enhance profits without expanding their payrolls. However, corporate spending remained anemic, and, at its August meeting, the Fed shifted its bias from neutral toward a more accommodative stance, indicating that the risks of economic weakness were greater than the risks of resurgent inflation.

While the economy lost 43,000 jobs in September, the unemployment rate actually fell from 5.8% to 5.6%. Similarly, a key index of manufacturing output suggested continuing weakness in that sector, but factory orders rose during the month. As a result, more investors began to believe that the Fed's next move would be toward higher rates, not lower ones.


The extent of the economy's weakness became more apparent in October, when consumer confidence dropped to a nine-year low, and the unemployment rate rose along with jobless claims. The length of the workweek declined, as did the number of temporary workers employed. Finally, the advance report for gross domestic product in the third quarter was weaker than anticipated. At month-end, most analysts expected the Fed to reduce interest rates at its next meeting.

Indeed, just a few days after the end of the reporting period, the Fed cut the federal funds rate by 50 basis points, suggesting that the economy had hit a "soft spot" because of factors including the threat of war with Iraq and corporate scandals.

What is the fund's current strategy?

In this environment, the fund ended the reporting period with a weighted average maturity of approximately 29 days, reflecting our ongoing efforts to build a diversified portfolio of money market securities. As always, of course, we may look to change the fund's composition and weighted average maturity as we deem appropriate as market conditions evolve.

November 15, 2002

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund


STATEMENT OF INVESTMENTS

October 31, 2002 (Unaudited)


                                                                                              Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--33.7%                                                Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Abbey National Treasury Services PLC (Yankee)

   1.74%, 12/19/2002                                                                         25,000,000               25,000,653

Bank Of Nova Scotia (Yankee)

   1.72%, 11/7/2002                                                                          10,000,000               10,000,000

Bayerische Hypo-und Vereinsbank AG (Yankee)

   1.77%, 11/7/2002                                                                          25,000,000               25,000,042

Canadian Imperial Bank of Commerce (Yankee)

   1.79%, 6/23/2003                                                                           6,000,000  (a)           5,998,263

Citibank N.A.

   1.76%, 12/4/2002                                                                          25,000,000               25,000,000

HBOS Treasury Services PLC (London)

   1.75%, 11/6/2002                                                                          13,000,000               13,000,000

Kredietbank N.A. (Yankee)

   1.72%, 11/7/2002                                                                          10,000,000               10,000,017

Landesbank Hessen-Thueringen
   Girozentrale (London)

   1.95%, 4/22/2003                                                                          10,000,000               10,000,000

Lloyds TSB Bank PLC (Yankee)

   1.72%, 11/7/2002                                                                          10,000,000               10,000,016

Norddeutsche Landesbank Girozentrale (London)

   1.72%, 11/22/2002                                                                         25,000,000               25,000,000

Nordea Bank Finland PLC (Yankee)

   1.71%, 11/21/2002                                                                         25,000,000               25,000,000

UniCredito Italiano SpA (London)

   1.75%, 12/24/2002                                                                         15,000,000               15,000,000

Westdeutsche Landesbank Girozentrale (Yankee)

   1.75%, 12/16/2002                                                                         20,000,000               20,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $218,998,991)                                                                                               218,998,991
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--37.8%
------------------------------------------------------------------------------------------------------------------------------------

Amstel Funding Corp.

   2.05%, 11/22/2002                                                                          5,000,000  (b)           4,994,079

Barclays US Funding Corp.

   1.75%, 11/7/2002                                                                          25,000,000               24,992,708

Bear Stearns Cos. Inc.

   1.79%, 12/23/2002                                                                         25,000,000               24,935,722

Canadian Imperial Holdings Inc.

   1.76%, 11/4/2002--11/19/2002                                                              20,000,000               19,989,746


                                                                                              Principal
COMMERCIAL PAPER (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CBA (Delaware) Finance Inc.

   1.76%, 12/16/2002                                                                         25,000,000               24,945,313

Danske Corp.

   1.74%--1.75%, 11/4/2002--12/24/2002                                                       23,000,000               22,972,646

FCAR Owner Trust

   1.79%, 1/29/2003                                                                          13,000,000               12,943,114

GE Capital International Funding Inc.

   1.72%, 12/18/2002                                                                         25,000,000               24,944,188

ING America Insurance Holdings Inc.

   1.70%--2.02%, 11/6/2002--11/18/2002                                                        9,000,000                8,994,339

Morgan Stanley & Co. Inc.

   1.76%, 11/22/2002                                                                         25,000,000               24,974,333

PB Finance (DE) Inc.

   1.76%--1.88%, 11/4/2002--12/17/2002                                                       14,000,000               13,984,573

Sigma Finance Inc.

   1.85%, 12/17/2002                                                                         12,000,000  (b)          11,971,940

UBS Finance Delaware LLC

   1.89%, 11/1/2002                                                                          25,000,000               25,000,000

TOTAL COMMERCIAL PAPER

   (cost $245,642,701)                                                                                               245,642,701
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--1.5%
------------------------------------------------------------------------------------------------------------------------------------

CC (USA) Inc.

  1.83%, 7/15/2003

   (cost $10,000,000)                                                                        10,000,000  (a,b)        10,000,000
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--3.8%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  1.82%, 2/25/2003

   (cost $25,000,000)                                                                        25,000,000 (c)           25,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--7.7%
------------------------------------------------------------------------------------------------------------------------------------

Bank One N.A.

   1.73%, 12/20/2002                                                                         25,000,000               25,000,000

National City Bank

   1.80%, 10/8/2003                                                                          25,000,000  (a)          24,995,364

TOTAL SHORT-TERM BANK NOTES

   (cost $49,995,364)                                                                                                 49,995,364

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TIME DEPOSITS--15.5%                                                                          Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HSBC USA Inc. (Grand Cayman)

   1.75%, 11/1/2002                                                                          25,564,000               25,564,000

Rabobank Nederland (Grand Cayman)

   1.87%, 11/1/2002                                                                          25,000,000               25,000,000

Societe Generale (Grand Cayman)

   1.90%, 11/1/2002                                                                          25,000,000               25,000,000

State Street Bank & Trust Co. (Grand Cayman)

   1.81%, 11/1/2002                                                                          25,000,000               25,000,000

TOTAL TIME DEPOSITS

   (cost $100,564,000)                                                                                               100,564,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $650,201,056)                                                             100.0%             650,201,056

CASH AND RECEIVABLES (NET)                                                                           .0%                 143,957

NET ASSETS                                                                                        100.0%             650,345,013

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933.  THESE  SECURITIES  MAY BE  RESOLD  IN  TRANSACTIONS  EXEMPT  FROM
     REGISTRATION  NORMALLY TO QUALIFIED  INSTITUTIONAL  BUYERS.  ON OCTOBER 31,
     2002, THESE  SECURITIES  AMOUNTED TO $26,966,019  REPRESENTING  4.1% OF NET
     ASSESTS.

(C)  THIS  NOTE  WAS  ACQUIRED  FOR  INVESTMENT,  AND NOT  WITH  THE  INTENT  TO
     DISTRIBUTE OR SELL.  SECURITY RESTRICTED AS TO PUBLIC RESALE. THIS SECURITY
     WAS ACQUIRED ON 8/29/2002 AT A COST OF PAR VALUE.  AT OCTOBER 31, 2002, THE
     AGGREGATE VALUE OF THIS SECURITY WAS $25,000,000  REPRESENTING  3.8% OF NET
     ASSETS AND IS VALUED AT AMORTIZED COST.



  SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

October 31, 2002 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           650,201,056   650,201,056

Interest receivable                                                     740,115

                                                                    650,941,171
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            46,530

Cash overdraft due to Custodian                                         386,198

Payable for Common Stock redeemed                                         9,414

Accrued expenses                                                        154,016

                                                                        596,158
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      650,345,013
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     650,345,013
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      650,345,013

NET ASSET VALUE PER SHARE

--------------------------------------------------------------------------------

CLASS A SHARES

Net Assets ($)                                                       77,684,644

Shares Outstanding                                                   77,684,644

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

CLASS B SHARES

Net Assets ($)                                                      524,421,045

Shares Outstanding                                                  524,421,045

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

CLASS C SHARES

Net Assets ($)                                                       47,020,643

Shares Outstanding                                                   47,020,643

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

CLASS D SHARES

Net Assets ($)                                                        1,218,681

Shares Outstanding                                                    1,218,681

NET ASSET VALUE PER SHARE ($)                                              1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

From May 1, 2002 (commencement of operations) to
  October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      3,508,843

EXPENSES:

Management fee--Note 2(a)                                              196,522

Administrative service fees--Note 2(c)                                 430,374

Omnibus account service fees--Note 2(d)                                196,522

Distribution plan fees--Note 2(b)                                       61,170

TOTAL EXPENSES                                                         884,588

Less--waiver of fees due to undertakings--Note 2(a,b,c)               (179,536)

NET EXPENSES                                                           705,052

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE

  IN NET ASSETS RESULTING FROM OPERATIONS                            2,803,791

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

From May 1, 2002 (commencement of operations) to
  October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

OPERATIONS ($):

Investment Income--Net, representing net increase
  in net assets resulting from operations                            2,803,791
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                                        (397,310)

Class B shares                                                      (2,103,904)

Class C shares                                                        (300,579)

Class D shares                                                          (1,998)

TOTAL DIVIDENDS                                                     (2,803,791)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                                     157,877,772

Class B shares                                                     911,665,936

Class C shares                                                      62,047,203

Class D shares                                                       2,941,686

Dividends reinvested:

Class A shares                                                          25,926

Class B shares                                                         507,542

Class C shares                                                         300,595

Class D shares                                                           1,994

Cost of shares redeemed:

Class A shares                                                     (80,244,054)

Class B shares                                                    (387,777,433)

Class C shares                                                     (15,352,155)

Class D shares                                                      (1,749,999)

INCREASE (DECREASE) IN NET ASSETS FROM

  CAPITAL STOCK TRANSACTIONS                                       650,245,013

TOTAL INCREASE (DECREASE) IN NET ASSETS                            650,245,013
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                                    100,000

END OF PERIOD                                                      650,345,013

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period from May 1, 2002 (commencement of operations) to October 31, 2002. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                          Class A Shares        Class B Shares          Class C Shares          Class D Shares
                                            Period Ended          Period Ended            Period Ended            Period Ended
                                        October 31, 2002      October 31, 2002        October 31, 2002        October 31, 2002
                                              (Unaudited)           (Unaudited)             (Unaudited)             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,

   beginning of period                              1.00                  1.00                    1.00                    1.00

Investment Operations:

Investment income--net                              .008                  .007                    .006                    .005

Distributions:

Dividends from investment
   income--net                                     (.008)                (.007)                  (.006)                  (.005)

Net asset value, end of period                      1.00                  1.00                    1.00                    1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    1.63(a)               1.41(a)                 1.25(a)                  .93(a)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                .16(a)                .36(a)                  .53(a)                  .82(a

Ratio of net investment income
   to average net assets                            1.63(a)               1.42(a)                 1.26(a)                  .99(a)

Decrease reflected in
   above expense ratios
   due to undertakings by
   The Dreyfus Corporation                           .04(a)                .09(a)                  .17(a)                  .28(a)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($x 1,000)                                     77,685               524,421                  47,021                   1,218

(A)  ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the "fund") is a separate, diversified series of CitizensSelect Funds (the "Company"). The Company had no operations until May 1, 2002 (commencement of operations) other than matters relating to its organization and registration as an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933 and the sale and issuance of 25,000 shares of Beneficial Interest ("Initial Shares") of each of Class A, Class B, Class C and Class D shares of the fund to MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation. The Company operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. ("Citizens").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee. The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund's expenses except the management fee, interest, taxes, brokerage fees, distribution plan fees, administrative services plan fee, omnibus account services fee, fees and expenses of Board members who are not "interested persons" under the Act ("non-interested persons"), fees of independent counsel to the Non-Interested persons and extraordinary expenses. The Manager had undertaken from June 3, 2002 through October 31, 2002 to waive a portion of its management fee. The reduction in management fee, pursuant to the undertaking, amounted to $80,774 during the period ended October 31, 2002.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class C shares and .65 of 1% of the value of the average daily net assets of Class D shares. The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others. The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2002, Class C and Class D shares were charged $59,863 and $1,307, respectively, pursuant to the
                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Plan. The Distributor had undertaken from June 3, 2002 through October 31, 2002 to waive a portion of 12b-1 fees. The reduction in 12b-1 fees, pursuant to the undertaking amounted to $31,224 for Class C and $486 for Class D.

(C) Under the Administrative Services Plan, Class B, Class C and Class D shares pays Citizens at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31 2002, Class B,
Class   C  and  Class  D  shares  were  charged  $370,008,  $59,863  and  $503, respectively, pursuant to the Administrative Services Plan. Citizens had undertaken from June 3, 2002 through October 31, 2002 to waive a portion of the administration fee for Class B. The amount waived during the period for Class B amounted to $67,052.

(D) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10 of 1% of the value of their average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the funds' may reasonably request. During the period ended October 31 2002, Class A, Class B, Class C and Class D shares were charged $24,372, $148,004, $23,945 and $201, respectively, pursuant to the Omnibus Account Services Agreement.


(E) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund
FOR MORE INFORMATION
--------------------------------------------------------------------------------


                          INVESTMENT ADVISER

                           The Dreyfus Corporation
                           200 Park Avenue
                           New York, NY 10166

                           CUSTODIAN

                           The Bank of New York
                           100 Church Street
                           New York, NY 10286

                           TRANSFER AGENT &
                           DIVIDEND DISBURSING AGENT

                           Dreyfus Transfer, Inc.
                           200 Park Avenue
                           New York, NY 10166

                           DISTRIBUTOR

                           Dreyfus Service Corporation
                           200 Park Avenue
                           New York, NY 10166

BY TELEPHONE
Call your Citizens Registered
Representative or
1-800-242-2224.

BY MAIL, WRITE TO:
CitizensSelect
845 Elm Street NE0212
Manchester, NH  03101

CITIZENS
Financial Group, Inc.                                                 462SA1002



CITIZENSSELECT FUNDS

CITIZENSSELECT TREASURY
MONEY MARKET FUND

SEMIANNUAL REPORT  October 31, 2002

                                                              Citizens Financial
                                                              Group, Inc.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            11   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                 CitizensSelect
                                                     Treasury Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for CitizensSelect Treasury Money Market Fund, covering the six-month period from May 1, 2002 through October 31, 2002. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Patricia A. Larkin.

Amid turbulence in the stock market, many investors have turned to the relative stability of the money markets. For some investors, money market funds are part of a broader strategy to diversify among various asset classes. Others, however, have recently turned to money market funds in an attempt to time the stock market.

We believe that focusing on asset allocation -- holding the right mix of carefully selected stocks, bonds and cash -- is an important consideration for investors. We suggest you talk regularly with your financial advisor to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2002




DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did CitizensSelect Treasury Money Market Fund perform during the period?

During the six-month period ended October 31, 2002, the fund produced annualized yields of 1.52% for Class A shares, 1.31% for Class B shares, 1.15% for Class C shares and 0.82% for Class D shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 1.54% for Class A shares, 1.32% for Class B shares, 1.15% for Class C shares and 0.83% for Class D shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government.

What other factors influenced the fund's performance?

The fund was primarily affected by low interest rates, a weak economy and changing expectations of future interest-rate movements during the reporting period.

When the reporting period began on May 1, 2002, the U.S. economy had begun to recover from the recession and the September 11 terrorist attacks. The Federal Reserve Board (the "Fed") had reacted quickly and decisively to the attacks, reducing the benchmark federal funds rate aggressively in an effort to rekindle economic growth. As a result, the reporting period began with a federal funds rate of 1.75%, its lowest level in 40 years.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

As economic recovery began in early 2002, many investors began to expect higher interest rates later in the year. However, the recovery proved to be weaker and more uneven than most investors had hoped. Jobless claims increased in May, indicating that businesses continued to reduce costs through layoffs. For their part, consumers began to spend at a slower rate. As a result, the economic growth rate for the second quarter of 2002 declined to just 1.1%, according to government estimates.

The economy continued to give mixed signals in June and July, and investors began to push back their expectation of the timing of eventual rate hikes. For example, the unemployment rate rose in June, and then fell in July. By the same token, June's economic data suggested that manufacturing was recovering faster than expected, while July's numbers revealed a drop in that index. Meanwhile, the stock market continued its roller coaster ride as corporate scandals, weaker corporate earnings, uncertain consumers and heightened international tensions further reduced expectations for a sustainable economic recovery.

Numbers released in August remained mixed. Historically low interest rates continued to spur mortgage-refinancing activity, putting cash in consumers' pockets. At the same time, productivity for the second quarter of 2002 was higher than expected, suggesting that businesses could enhance profits without expanding their payrolls. However, corporate spending remained anemic, and, at its August meeting, the Fed shifted its bias from neutral toward a more accommodative stance, indicating that the risks of economic weakness were greater than the risks of resurgent inflation.

While the economy lost 43,000 jobs in September, the unemployment rate actually fell from 5.8% to 5.6%. Similarly, a key index of manufacturing output suggested continuing weakness in that sector, but factory orders rose during the month. As a result, more investors began to believe that the Fed's next move would be toward higher rates, not lower ones.


The extent of the economy's weakness became more apparent in October, when consumer confidence dropped to a nine-year low, and the unemployment rate rose along with jobless claims. The length of the workweek declined, as did the number of temporary workers employed. Finally, the advance report for gross domestic product in the third quarter was weaker than anticipated. At month-end, most analysts expected the Fed to reduce interest rates at its next meeting.

Indeed, just a few days after the end of the reporting period, the Fed cut the federal funds rate by 50 basis points, suggesting that the economy had hit a "soft spot" because of factors including the threat of war with Iraq and corporate scandals.

What is the fund's current strategy?

In this environment, the fund ended the reporting period with a weighted average maturity of approximately 41 days, reflecting our ongoing efforts to build a diversified portfolio of money market securities. As always, of course, we may look to change the fund's composition and weighted average maturity as we deem appropriate as market conditions evolve.

November 15, 2002

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS

October 31, 2002 (Unaudited)

STATEMENT OF INVESTMENTS


                                                                           Annualized
                                                                             Yield on
                                                                   Date of  Principal
U.S. TREASURY BILLS--100.1%                                               Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

   11/7/2002                                                                     1.48            17,507,000           17,502,682

   11/14/2002                                                                    1.63            46,481,000           46,453,684

   11/21/2002                                                                    1.62            18,217,000           18,200,655

   11/29/2002                                                                    1.57            28,495,000           28,460,433

   12/5/2002                                                                     1.60            12,949,000           12,929,555

   12/12/2002                                                                    1.54            15,851,000           15,823,165

   12/26/2002                                                                    1.62            53,836,000           53,703,651

   1/2/2003                                                                      1.59             2,005,000            1,999,544

   1/9/2003                                                                      1.58            50,000,000           49,849,350

   1/16/2003                                                                     1.62             5,000,000            4,983,006

   1/23/2003                                                                     1.63             2,155,000            2,146,951

   2/13/2003                                                                     1.59             1,099,000            1,093,984
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $253,146,660)                                                                 100.1%         253,146,660

LIABILITIES LESS, CASH AND RECEIVABLES                                                                  (.1%)           (293,155)

NET ASSETS                                                                                            100.0%         252,853,505

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF ASSETS AND LIABILITIES

October 31, 2002 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           253,146,660   253,146,660
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            16,306

Cash overdraft due to Custodian                                         223,644

Accrued expenses                                                         53,205

                                                                        293,155
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      252,853,505
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     252,855,614

Accumulated net realized gain (loss)
  on investments                                                         (2,109)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      252,853,505

NET ASSET VALUE PER SHARE

--------------------------------------------------------------------------------

CLASS A SHARES

  Net Assets ($)                                                     69,062,312

  Shares Outstanding                                                 69,062,808

  NET ASSET VALUE PER SHARE ($)                                            1.00
--------------------------------------------------------------------------------

CLASS B SHARES

  Net Assets ($)                                                    160,631,436

  Shares Outstanding                                                160,632,892

  NET ASSET VALUE PER SHARE ($)                                            1.00
--------------------------------------------------------------------------------

CLASS C SHARES

  Net Assets ($)                                                     23,121,296

  Shares Outstanding                                                 23,121,453

  NET ASSET VALUE PER SHARE ($)                                            1.00
--------------------------------------------------------------------------------

CLASS D SHARES

  Net Assets ($)                                                         38,461

  Shares Outstanding                                                     38,461

  NET ASSET VALUE PER SHARE ($)                                            1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

From May 1, 2002 (commencement of operations) to October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,127,519

EXPENSES:

Management fee--Note 2(a)                                               67,743

Administrative service fees--Note 2(c)                                 123,613

Omnibus account service fees--Note 2(d)                                 67,743

Distribution plan fees--Note 2(b)                                       21,248

TOTAL EXPENSES                                                         280,347

Less--waiver of fees
  due to undertakings--Note 2(a,b,c)                                   (56,956)

NET EXPENSES                                                           223,391

INVESTMENT INCOME--NET                                                 904,128
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1 (B) ($)                 (2,109)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   902,019

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

From May 1, 2002 (commencement of operations) to October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                                 904,128

Net realized gain (loss) on investments                                 (2,109)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                            902,019
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income-net:

  Class A Shares                                                      (276,438)

  Class B Shares                                                      (530,168)

  Class C Shares                                                       (97,326)

  Class D Shares                                                          (196)

TOTAL DIVIDENDS                                                       (904,128)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Class A Shares                                                   172,368,447

  Class B Shares                                                   430,303,623

  Class C Shares                                                    43,797,943

  Class D Shares                                                       699,169

Dividends reinvested:

  Class A Shares                                                         7,587

  Class B Shares                                                       117,123

  Class C Shares                                                        93,808

  Class D Shares                                                           188

Cost of shares redeemed:

  Class A Shares                                                  (103,338,226)

  Class B Shares                                                  (269,812,854)

  Class C Shares                                                   (20,795,298)

  Class D Shares                                                      (685,896)

INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL STOCK TRANSACTIONS                                       252,755,614

TOTAL INCREASE (DECREASE) IN NET ASSETS                            252,753,505
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                                    100,000

END OF PERIOD                                                      252,853,505

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period from May 1, 2002 (commencement of operations) to October 31, 2002. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                          Class A Shares           Class B Shares          Class C Shares          Class D Shares
                                            Period Ended             Period Ended            Period Ended            Period Ended
                                        October 31, 2002         October 31, 2002        October 31, 2002        October 31, 2002
                                              (Unaudited)              (Unaudited)             (Unaudited)             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,

   beginning of period                              1.00                     1.00                    1.00                    1.00

Investment Operations:

Investment income--net                              .008                     .007                    .006                    .004

Distributions:

Dividends from investment
   income--net                                     (.008)                   (.007)                  (.006)                  (.004)

Net asset value,
   end of period                                    1.00                     1.00                    1.00                    1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    1.53(a)                  1.31(a)                 1.15(a)                  .83(a)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                .16(a)                   .37(a)                  .53(a)                  .85(a)

Ratio of net investment
   income to average
   net assets                                       1.51(a)                  1.29(a)                 1.15(a)                  .83(a)

Decrease reflected in
   above expense ratios
   due to undertakings by
   The Dreyfus Corporation                           .04(a)                   .08(a)                  .17(a)                  .25(a)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($x 1,000)                                     69,062                  160,631                  23,121                      39

(A)  ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

CitizensSelect   Treasury  Money  Market  Fund  (the "fund") is  a  separate, diversified series of CitizensSelect Funds (the "Company"). The Company had no operations until May 1, 2002 (commencement of operations) other than matters relating to its organization and registration as an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933 and the sale and issuance of 25,000 shares of Beneficial Interest ("Initial Shares") of each of Class A, Class B, Class C and Class D shares of the fund to MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation. The Company operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. ("Citizens").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee. The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include
                                                                      The  Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

the services offered to and the expenses borne by each class and certain voting rights.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.


(d) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund's expenses except the management fee, interest, taxes, brokerage fees, distribution plan fees, administrative services plan fee, omnibus account services fee, fees and expenses of Board members who are not "interested persons" under the Act ("non-interested persons"), fees of independent counsel to the Non-Interested persons and extraordinary expenses. The Manager had undertaken from June 3, 2002 through October 31, 2002 to waive a portion of its management fee. The reduction in management fee, pursuant to the undertaking, amounted to $27,471 during the period ended October 31, 2002.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class C shares and .65 of 1% of the value of the average daily net assets of Class D shares. The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have pur-

                                                                 The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

chased Class C or Class D shares for the benefit of others. The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2002, Class C and Class D shares were charged $21,095 and $153, respectively, pursuant to the Plan. The Distributor had undertaken from June 3, 2002 through October 31, 2002 to waive a portion of 12b-1 fees. The reduction in 12b-1 fees, pursuant to the undertaking amounted to $11,027 for Class C and $50 for Class D.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pays Citizens at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31 2002, Class B, Class C and Class D shares were charged $102,459, $21,095 and $59, respectively, pursuant to the Administrative Services Plan. Citizens had undertaken from June 3, 2002 through October 31, 2002 to waive a portion of the administration fee for Class B. The amount waived during the period for Class B amounted to $18,408.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10 of 1% of the value of their average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the funds' may reasonably request. During the period ended October 31 2002, Class A, Class B, Class C and Class D shares were charged $18,297, $40,984, $8,438 and $24, respectively, pursuant to the Omnibus Account Services Agreement.


(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund

NOTES

FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                INVESTMENT ADVISER

                                The Dreyfus Corporation
                                200 Park Avenue
                                New York, NY 10166

                                CUSTODIAN

                                The Bank of New York
                                100 Church Street
                                New York, NY 10286

                                TRANSFER AGENT &
                                DIVIDEND DISBURSING AGENT

                                Dreyfus Transfer, Inc.
                                200 Park Avenue
                                New York, NY 10166

                                DISTRIBUTOR

                                Dreyfus Service Corporation
                                200 Park Avenue
                                New York, NY 10166

BY TELEPHONE
Call your Citizens Registered
Representative or
1-800-242-2224.

BY MAIL, WRITE TO:
CitizensSelect
845 Elm Street NE0212
Manchester, NH  03101

CITIZENS
Financial Group, Inc.                                            466SA1002